Condensed Consolidating Financial Information (Details 2) (USD $) In Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Consolidating Statement of Cash Flows
Net cash flows provided by (used in) operating activities		$ 2,117.4	$ 1,771.5	$ 1,103.0
Cash flows from investing activities:
Acquisitions, net of cash acquired, and investment in joint venture			(4,672.6)	(251.5)
Purchase of short-term investments		(38.0)	(1,201.4)
Sale of short-term investments			1,198.9
Purchases of property and equipment		(119.9)	(147.5)	(83.8)
Proceeds from the sale of business		2.5		27.7
Other		12.8	2.1	(11.0)
Net cash used in investing activities - continuing operations		(145.1)	(4,820.5)	(318.6)
Net cash used in investing activities - discontinued operations		(0.8)	(1.9)	(2.0)
Net cash used in investing activities		(145.9)	(4,822.4)	(320.6)
Cash flows from financing activities:
Proceeds from long-term debt, net of discounts			2,491.6
Net proceeds from stock issuance	1,569.1		1,569.1
Repayment of long-term debt		(1,340.1)	(420.1)	(260.0)
Deferred financing fees		(3.9)	(79.5)
Treasury stock acquired		(1,276.2)		(494.4)
Tax benefit relating to employee stock-based compensation		58.9	13.4	42.1
Net proceeds from employee stock plans		35.3	12.5	31.9
Other		3.0
Net cash (used in) provided by financing activities		(2,523.0)	3,587.0	(680.4)
Effect of foreign currency translation adjustment		4.8	3.6	(6.0)
Net (decrease) increase in cash and cash equivalents		(546.7)	539.7	96.0
Cash and cash equivalents at beginning of year	530.7	1,070.4	530.7	434.7
Cash and cash equivalents at end of year		523.7	1,070.4	530.7
Express Scripts, Inc. [Member]
Condensed Consolidating Statement of Cash Flows
Net cash flows provided by (used in) operating activities		1,709.3	1,684.9	1,265.2
Cash flows from investing activities:
Acquisitions, net of cash acquired, and investment in joint venture			(8,881.7)	(251.5)
Purchase of short-term investments			(1,201.4)
Sale of short-term investments			1,198.9
Purchases of property and equipment		(53.1)	(116.6)	(66.8)
Proceeds from the sale of business				27.7
Other		17.6	6.4	(11.0)
Net cash used in investing activities - continuing operations		(35.5)	(8,994.4)	(301.6)
Net cash used in investing activities		(35.5)	(8,994.4)	(301.6)
Cash flows from financing activities:
Proceeds from long-term debt, net of discounts			2,491.6
Net proceeds from stock issuance			1,569.1
Repayment of long-term debt		(1,340.1)	(420.1)	(260.0)
Deferred financing fees		(3.9)	(79.5)
Treasury stock acquired		(1,276.2)		(494.4)
Tax benefit relating to employee stock-based compensation		58.9	13.4	42.1
Net proceeds from employee stock plans		35.3	12.5	31.9
Net transactions with parent		300.9	4,239.4	(181.4)
Other		3.0
Net cash (used in) provided by financing activities		(2,222.1)	7,826.4	(861.8)
Net (decrease) increase in cash and cash equivalents		(548.3)	516.9	101.8
Cash and cash equivalents at beginning of year	488.1	1,005.0	488.1	386.3
Cash and cash equivalents at end of year		456.7	1,005.0	488.1
Guarantors [Member]
Condensed Consolidating Statement of Cash Flows
Net cash flows provided by (used in) operating activities		773.2	385.2	84.6
Cash flows from investing activities:
Acquisitions, net of cash acquired, and investment in joint venture			(465.9)
Purchases of property and equipment		(61.3)	(22.6)	(9.7)
Other		(4.3)	(2.7)
Net cash used in investing activities - continuing operations		(65.6)	(491.2)	(9.7)
Net cash used in investing activities		(65.6)	(491.2)	(9.7)
Cash flows from financing activities:
Net transactions with parent		(708.6)	107.1	(82.4)
Net cash (used in) provided by financing activities		(708.6)	107.1	(82.4)
Net (decrease) increase in cash and cash equivalents		(1.0)	1.1	(7.5)
Cash and cash equivalents at beginning of year	8.9	10.0	8.9	16.4
Cash and cash equivalents at end of year		9.0	10.0	8.9
Non-Guarantors [Member]
Condensed Consolidating Statement of Cash Flows
Net cash flows provided by (used in) operating activities		16.8	13.6	48.0
Cash flows from investing activities:
Purchase of short-term investments		(38.0)
Purchases of property and equipment		(5.5)	(8.3)	(7.3)
Other		(0.5)	(1.6)
Net cash used in investing activities - continuing operations		(44.0)	(9.9)	(7.3)
Net cash used in investing activities - discontinued operations		(0.8)	(1.9)	(2.0)
Net cash used in investing activities		(44.8)	(11.8)	(9.3)
Cash flows from financing activities:
Net transactions with parent		25.8	16.3	(31.0)
Net cash (used in) provided by financing activities		25.8	16.3	(31.0)
Effect of foreign currency translation adjustment		4.8	3.6	(6.0)
Net (decrease) increase in cash and cash equivalents		2.6	21.7	1.7
Cash and cash equivalents at beginning of year	33.7	55.4	33.7	32.0
Cash and cash equivalents at end of year		58.0	55.4	33.7
Eliminations [Member]
Condensed Consolidating Statement of Cash Flows
Net cash flows provided by (used in) operating activities		(381.9)	(312.2)	(294.8)
Cash flows from investing activities:
Acquisitions, net of cash acquired, and investment in joint venture			4,675.0
Net cash used in investing activities - continuing operations			4,675.0
Net cash used in investing activities			4,675.0
Cash flows from financing activities:
Net transactions with parent		381.9	(4,362.8)	294.8
Net cash (used in) provided by financing activities		381.9	(4,362.8)	294.8
Cash and cash equivalents at beginning of year		0
Cash and cash equivalents at end of year		$ 0	$ 0